NOTES AND TRADE PAYABLES - Schedule of Notes Payable and Trade Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Notes payables	$ 79	$ 80
Trade payables	12,612	29,271
Notes payable and trade payable	$ 12,691	$ 29,351